Inventory (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Inventory
Total carrying amount of Company's inventory	$ 895,773.67	$ 0
UK
Inventory
Inventories recorded as cost of sales	$ 34,704	$ 5,849